Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements And Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The consolidated financial statements include our parent company and all subsidiaries, and are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The decision whether or not to consolidate an entity requires consideration of majority voting interests, as well as effective economic or other control over the entity. Typically, we do not seek control by means other than voting interests. For subsidiaries operating outside the United States (U.S.), the financial information is included as of and for the year ended November 30 for each year presented. Substantially all unremitted earnings of international subsidiaries are free of legal and contractual restrictions. All significant transactions among our businesses have been eliminated. Taxes paid on intercompany sales transactions are deferred until recognized upon sale of the asset to a third party.

In the consolidated statements of comprehensive income, we have revised the presentation of other comprehensive income/(loss) shown in prior periods for derivative financial instruments and available-for-sale securities, as certain items had been reported net.

On June 24, 2013, we completed the full disposition of our Animal Health business (Zoetis), and recognized a gain of approximately $10.3 billion, net of tax, in Gain on disposal of discontinued operations––net of tax in the consolidated statement of income for the year ended December 31, 2013. The operating results of this business are reported as Income from discontinued operations––net of tax in the consolidated statements of income through June 24, 2013, the date of disposal. In addition, in the consolidated balance sheet as of December 31, 2012, the assets and liabilities associated with this business are classified as Assets of discontinued operations and other assets held for sale and Liabilities of discontinued operations, as appropriate. Prior-period financial information has been restated, as appropriate. For additional information, see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.

On November 30, 2012, we completed the sale of our Nutrition business to Nestlé and recognized a gain of approximately $4.8 billion, net of tax, in Gain on disposal of discontinued operations––net of tax in the consolidated statement of income for the year ended December 31, 2012. The operating results of this business are reported as Income from discontinued operations––net of tax in the consolidated statements of income through November 30, 2012, the date of disposal. For additional information, see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.

On August 1, 2011, we completed the sale of our Capsugel business and recognized a gain of approximately $1.3 billion, net of tax, in Gain on disposal of discontinued operations––net of tax in the consolidated statement of income for the year ended December 31, 2011. The operating results of this business are reported as Income from discontinued operations––net of tax in the consolidated statements of income through August 1, 2011, the date of disposal. For additional information, see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.

On January 31, 2011, we acquired King Pharmaceuticals, Inc. (King). Commencing from the acquisition date, our financial statements reflect the assets, liabilities, operating results and cash flows of King, and, in accordance with our domestic and international reporting periods, our consolidated financial statements for the year ended December 31, 2011 reflect approximately 11 months of King’s U.S. operations and approximately 10 months of King’s international operations. For additional information, see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions.

Adoption of New Accounting Standards
Adoption of New Accounting Standard

On December 31, 2013, we changed the presentation of certain of our unrecognized tax benefits. For additional information, see Note 5D. Tax Matters: Tax Contingencies.

Estimates and Assumptions
Estimates and Assumptions

In preparing the consolidated financial statements, we use certain estimates and assumptions that affect reported amounts and disclosures, including amounts recorded and disclosed in connection with acquisitions. These estimates and underlying assumptions can impact all elements of our financial statements. For example, in the consolidated statements of income, estimates are used when accounting for deductions from revenues (such as rebates, chargebacks, sales returns and sales allowances), determining the cost of inventory that is sold, allocating cost in the form of depreciation and amortization, and estimating restructuring charges and the impact of contingencies. On the consolidated balance sheets, estimates are used in determining the valuation and recoverability of assets, such as accounts receivables, investments, inventories, deferred tax assets, fixed assets and intangible assets (including acquired in-process research & development (IPR&D) assets and goodwill), and estimates are used in determining the reported amounts of liabilities, such as taxes payable, benefit obligations, accruals for contingencies, rebates, chargebacks, sales returns and sales allowances, and restructuring reserves, all of which also impact the consolidated statements of income.

Our estimates are often based on complex judgments, probabilities and assumptions that we believe to be reasonable but that can be inherently uncertain and unpredictable. If our estimates and assumptions are not representative of actual outcomes, our results could be materially impacted.

As future events and their effects cannot be determined with precision, our estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. We are subject to risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in the healthcare environment, competition, litigation, legislation and regulations. We regularly evaluate our estimates and assumptions using historical experience and expectations about the future. We adjust our estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our financial statements on a prospective basis unless they are required to be treated retrospectively under relevant accounting standards. It is possible that others, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Acquisitions
Acquisitions

Our consolidated financial statements include the operations of an acquired business after the completion of the acquisition. We account for acquired businesses using the acquisition method of accounting, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date and that the fair value of acquired IPR&D be recorded on the balance sheet. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. When we acquire net assets that do not constitute a business as defined in U.S. GAAP, no goodwill is recognized and acquired IPR&D is expensed.

Contingent consideration in business acquisitions is included as part of the acquisition cost and is recognized at fair value as of the acquisition date. Fair value is generally estimated by using a probability-weighted discounted cash flow approach. Any liability resulting from contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. These changes in fair value are recognized in earnings in Other (income)/deductions––net.

Amounts recorded for acquisitions can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Fair Value
Fair Value

We are often required to measure certain assets and liabilities at fair value, either upon initial recognition or for subsequent accounting or reporting. For example, we use fair value extensively in the initial recognition of net assets acquired in a business combination, when measuring certain impairment losses and when accounting for and reporting on certain financial instruments. We estimate fair value using an exit price approach, which requires, among other things, that we determine the price that would be received to sell an asset or paid to transfer a liability in an orderly market. The determination of an exit price is considered from the perspective of market participants, considering the highest and best use of non-financial assets and, for liabilities, assuming that the risk of non-performance will be the same before and after the transfer.

When estimating fair value, depending on the nature and complexity of the asset or liability, we may use one or all of the following approaches:

•	Income approach, which is based on the present value of a future stream of net cash flows.

•	Market approach, which is based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

•	Cost approach, which is based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

Our fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs).

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Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs).

•	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs).

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Foreign Currency Translation
Foreign Currency Translation

For most of our international operations, local currencies have been determined to be the functional currencies. We translate functional currency assets and liabilities to their U.S. dollar equivalents at exchange rates in effect as of the balance sheet date and we translate functional currency income and expense amounts to their U.S. dollar equivalents at average exchange rates for the period. The U.S. dollar effects that arise from changing translation rates are recorded in Other comprehensive income/(loss). The effects of converting non-functional currency monetary assets and liabilities into the functional currency are recorded in Other (income)/deductions––net. For operations in highly inflationary economies, we translate monetary items at rates in effect as of the balance sheet date, with translation adjustments recorded in Other (income)/deductions––net, and we translate non-monetary items at historical rates.

Revenues
Revenues

Revenue Recognition—We record revenues from product sales when the goods are shipped and title passes to the customer. At the time of sale, we also record estimates for a variety of sales deductions, such as sales rebates, discounts and incentives, and product returns. When we cannot reasonably estimate the amount of future product returns and/or other sales deductions, we record revenues when the risk of product return and/or additional sales deductions has been substantially eliminated. We record sales of certain of our vaccines to the U.S. government as part of the Pediatric Vaccine Stockpile program; these rules require that for fixed commitments made by the U.S. government, we record revenues when risk of ownership for the completed product has been passed to the U.S. government. There are no specific performance obligations associated with products sold under this program.

Deductions from Revenues––As is typical in the biopharmaceutical industry, our gross product sales are subject to a variety of deductions that generally are estimated and recorded in the same period that the revenues are recognized and primarily represent rebates and discounts to government agencies, wholesalers, distributors and managed care organizations with respect to our pharmaceutical products. These deductions represent estimates of the related obligations and, as such, judgment and knowledge of market conditions and practice are required when estimating the impact of these sales deductions on gross sales for a reporting period.

Specifically:

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In the U.S., we record provisions for pharmaceutical Medicaid, Medicare and performance-based contract rebates based upon our experience ratio of rebates paid and actual prescriptions written during prior quarters. We apply the experience ratio to the respective period’s sales to determine the rebate accrual and related expense. This experience ratio is evaluated regularly to ensure that the historical trends are as current as practicable. In addition, to account for the impacts of the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act (together, U.S. Healthcare Legislation), we also consider the increase in minimum rebate and extension of Medicaid prescription drug rebates for drugs dispensed to enrollees. We estimate discounts on branded prescription drug sales to Medicare Part D participants in the Medicare “coverage gap,” also known as the “doughnut hole,” based on historical experience of beneficiary prescriptions and consideration of the utilization that is expected to result from the discount in the coverage gap. We evaluate this estimate regularly to ensure that the historical trends and future expectations are as current as practicable. For performance-based contract rebates, we also consider current contract terms, such as changes in formulary status and discount rates.

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Outside the U.S., the majority of our pharmaceutical rebates, discounts and price reductions (collectively, sales allowances) are contractual or legislatively mandated and our estimates are based on actual invoiced sales within each period, which reduces the risk of variations in the estimation process. In certain European countries, rebates are calculated on the government’s total unbudgeted pharmaceutical spending or on specific product sales thresholds, and we apply an estimated allocation factor against our actual invoiced sales to project the expected level of reimbursement. We obtain third-party information that helps us to monitor the adequacy of these accruals.

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Provisions for pharmaceutical chargebacks (primarily reimbursements to wholesalers for honoring contracted prices to third parties) closely approximate actual as we settle these deductions generally within two to five weeks of incurring the liability.

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Provisions for pharmaceutical returns are based on a calculation for each market that incorporates the following, as appropriate: local returns policies and practices; returns as a percentage of sales; an understanding of the reasons for past returns; estimated shelf life by product; an estimate of the amount of time between shipment and return or lag time; and any other factors that could impact the estimate of future returns, such as loss of exclusivity, product recalls or a changing competitive environment. Generally, returned products are destroyed, and customers are refunded the sales price in the form of a credit.

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We record sales incentives as a reduction of revenues at the time the related revenues are recorded or when the incentive is offered, whichever is later. We estimate the cost of our sales incentives based on our historical experience with similar incentives programs.

Our accruals for Medicaid rebates, Medicare rebates, performance-based contract rebates, sales allowances and chargebacks were $3.3 billion as of December 31, 2013, and $3.6 billion as of December 31, 2012, and primarily are included in Other current liabilities in our consolidated balance sheets.

Amounts recorded for sales deductions can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Taxes collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis; that is, they are excluded from Revenues.

Collaborative Arrangements—Payments to and from our collaboration partners are presented in our consolidated statements of income based on the nature of the arrangement (including its contractual terms), the nature of the payments and applicable accounting guidance. Under co-promotion agreements, we record the amounts received from our partners as alliance revenues, a component of Revenues, when our co-promotion partners are the principal in the transaction and we receive a share of their net sales or profits. Alliance revenues are recorded when our co-promotion partners ship the product and title passes to their customers. The related expenses for selling and marketing these products are included in Selling, informational and administrative expenses. In collaborative arrangements where we manufacture a product for our partners, we record revenues when our partners sell the product and title passes to their customers. All royalty payments to collaboration partners are included in Cost of sales.

Cost of Sales and Inventories
Cost of Sales and Inventories

We carry inventories at the lower of cost or market. The cost of finished goods, work in process and raw materials is determined using average actual cost. We regularly review our inventories for impairment and reserves are established when necessary.

Selling, Informational and Administrative Expenses
Selling, Informational and Administrative Expenses

Selling, informational and administrative costs are expensed as incurred. Among other things, these expenses include the internal and external costs of marketing, advertising, shipping and handling, information technology and legal defense.

Advertising expenses totaled approximately $3.0 billion in 2013, $2.8 billion in 2012 and $3.6 billion in 2011. Production costs are expensed as incurred and the costs of radio time, television time and space in publications are expensed when the related advertising occurs.

Research and Development Expenses
Research and Development Expenses

Research and development (R&D) costs are expensed as incurred. These expenses include the costs of our proprietary R&D efforts, as well as costs incurred in connection with certain licensing arrangements. Before a compound receives regulatory approval, we record upfront and milestone payments made by us to third parties under licensing arrangements as expense. Upfront payments are recorded when incurred, and milestone payments are recorded when the specific milestone has been achieved. Once a compound receives regulatory approval, we record any milestone payments in Identifiable intangible assets, less accumulated amortization and, unless the asset is determined to have an indefinite life, we amortize the payments on a straight-line basis over the remaining agreement term or the expected product life cycle, whichever is shorter.

Research and development expenses related to upfront and milestone payments for intellectual property rights totaled $203 million in 2013, $371 million in 2012 and $306 million in 2011.

Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets
Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets

Long-lived assets include:

•	Goodwill—Goodwill represents the excess of the consideration transferred for an acquired business over the assigned values of its net assets. Goodwill is not amortized.

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Identifiable intangible assets, less accumulated amortization—These acquired assets are recorded at cost. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. Intangible assets with indefinite lives that are associated with marketed products are not amortized until a useful life can be determined. Intangible assets associated with IPR&D projects are not amortized until approval is obtained in a major market, typically either the U.S. or the European Union (EU), or in a series of other countries, subject to certain specified conditions and management judgment. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

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Property, plant and equipment, less accumulated depreciation—These assets are recorded at cost and are increased by the cost of any significant improvements after purchase. Property, plant and equipment assets, other than land and construction in progress, are depreciated on a straight-line basis over the estimated useful life of the individual assets. Depreciation begins when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Amortization expense related to finite-lived acquired intangible assets that contribute to our ability to sell, manufacture, research, market and distribute products, compounds and intellectual property is included in Amortization of intangible assets as these intangible assets benefit multiple business functions. Amortization expense related to intangible assets that are associated with a single function and depreciation of property, plant and equipment are included in Cost of sales, Selling, informational and administrative expenses and Research and development expenses, as appropriate.

We review all of our long-lived assets for impairment indicators throughout the year and we perform detailed testing whenever impairment indicators are present. In addition, we perform impairment testing for goodwill and indefinite-lived assets at least annually. When necessary, we record charges for impairments.

Specifically:

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For finite-lived intangible assets, such as developed technology rights, and for other long-lived assets, such as property, plant and equipment, whenever impairment indicators are present, we calculate the undiscounted value of the projected cash flows associated with the asset, or asset group, and compare this estimated amount to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.

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For indefinite-lived intangible assets, such as Brands and IPR&D assets, when necessary, we determine the fair value of the asset and record an impairment loss, if any, for the excess of book value over fair value. In addition, in all cases of an impairment review other than for IPR&D assets, we re-evaluate whether continuing to characterize the asset as indefinite-lived is appropriate.

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For goodwill, when necessary, we determine the fair value of each reporting unit and compare that value to its book value. If the carrying amount is found to be greater, we then determine the implied fair value of goodwill by subtracting the fair value of all the identifiable net assets other than goodwill from the fair value of the reporting unit and record an impairment loss, if any, for the excess of the book value of goodwill over the implied fair value.

Impairment reviews can involve a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Restructuring Charges and Certain Acquisition-Related Costs
Restructuring Charges and Certain Acquisition-Related Costs

We may incur restructuring charges in connection with acquisitions when we implement plans to restructure and integrate the acquired operations or in connection with our cost-reduction and productivity initiatives. Included in Restructuring charges and certain acquisition-related costs are all restructuring charges, as well as certain other costs associated with acquiring and integrating an acquired business. (If the restructuring action results in a change in the estimated useful life of an asset, that incremental impact is classified in Cost of sales, Selling, informational and administrative expenses and Research and development expenses, as appropriate). Termination costs are generally recorded when the actions are probable and estimable. Transaction costs, such as banking, legal, accounting and other costs incurred in connection with a business acquisition are expensed as incurred.

Amounts recorded for restructuring charges and other associated costs can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Cash Equivalents and Statement of Cash Flows
Cash flows associated with financial instruments designated as fair value or cash flow hedges may be included in operating, investing or financing activities, depending on the classification of the items being hedged. Cash flows associated with financial instruments designated as net investment hedges are classified according to the nature of the hedge instrument. Cash flows associated with financial instruments that do not qualify for hedge accounting treatment are classified according to their purpose and accounting nature.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash equivalents include items almost as liquid as cash, such as certificates of deposit and time deposits with maturity periods of three months or less when purchased. If items meeting this definition are part of a larger investment pool, we classify them as Short-term investments.

Investments and Derivative Financial Instruments
Investments and Derivative Financial Instruments

Our investments are comprised of the following: trading securities, available-for-sale securities, held-to-maturity securities (where we have the positive intent and ability to hold the investment to maturity) and private equity investments. The classification of an investment can depend on the nature of the investment, our intent and ability to hold the investment and the degree to which we may exercise influence.

•	Trading securities are carried at fair value, with changes in fair value reported in Other (income)/deductions—net.

•	Available-for-sale debt and equity securities are carried at fair value, with changes in unrealized gains and losses reported in Other comprehensive income/(loss) until realized.

•	Held-to-maturity debt securities are carried at amortized cost.

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Private equity securities are carried at equity-method or cost. For private equity investments where we have significant influence over the financial and operating policies of the investee, we use the equity-method of accounting. Under the equity method, we record our share of the investee's income and expenses, in Other (income)/deductions—net. The excess of the cost of the investment over our share of the equity of the investee as of the acquisition date is allocated to the identifiable assets of the investee, with any remaining excess amount allocated to goodwill. Such investments are initially recorded at cost, which typically does not include amounts of contingent consideration.

Realized gains or losses on sales of investments are determined by using the specific identification cost method.

We regularly evaluate all of our financial assets for impairment. For investments in debt and equity securities, when a decline in fair value, if any, is determined to be other-than-temporary, an impairment charge is recorded in the statement of income, and a new cost basis in the investment is established.

Derivative financial instruments are carried at fair value in various balance sheet categories (see Note 7A. Financial Instruments: Selected Financial Assets and Liabilities), with changes in fair value reported in current earnings or, for derivative financial instruments in certain qualifying hedging relationships, in Other comprehensive income/(loss) (see Note 7E. Financial Instruments: Derivative Financial Instruments and Hedging Activities). Virtually all of our valuation measurements for investments and derivative financial instruments are based on the use of quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable.

A single estimate of fair value and impairment reviews can involve a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Deferred Tax Assets and Liabilities and Income Tax Contingencies
Deferred Tax Assets and Liabilities and Income Tax Contingencies

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates and laws. We provide a valuation allowance when we believe that our deferred tax assets are not recoverable based on an assessment of estimated future taxable income that incorporates ongoing, prudent and feasible tax-planning strategies, that would be implemented, if necessary, to realize the deferred tax assets. All current deferred tax assets and liabilities within the same tax jurisdiction are presented as a net amount and all noncurrent deferred tax assets and liabilities within the same tax jurisdiction are presented as a net amount.

We account for income tax contingencies using a benefit recognition model. If we consider that a tax position is more likely than not to be sustained upon audit, based solely on the technical merits of the position, we recognize the benefit. We measure the benefit by determining the amount that is greater than 50% likely of being realized upon settlement, presuming that the tax position is examined by the appropriate taxing authority that has full knowledge of all relevant information.

Under the benefit recognition model, if our initial assessment fails to result in the recognition of a tax benefit, we regularly monitor our position and subsequently recognize the tax benefit: (i) if there are changes in tax law, analogous case law or there is new information that sufficiently raise the likelihood of prevailing on the technical merits of the position to more-likely-than-not; (ii) if the statute of limitations expires; or (iii) if there is a completion of an audit resulting in a favorable settlement of that tax year with the appropriate agency. We regularly re-evaluate our tax positions based on the results of audits of federal, state and foreign income tax filings, statute of limitations expirations, changes in tax law or receipt of new information that would either increase or decrease the technical merits of a position relative to the more-likely-than-not standard. Liabilities associated with uncertain tax positions are classified as current only when we expect to pay cash within the next 12 months. Interest and penalties, if any, are recorded in Provision for taxes on income and are classified on our consolidated balance sheet with the related tax liability.

Amounts recorded for valuation allowances and income tax contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans

The majority of our employees worldwide are covered by defined benefit pension plans, defined contribution plans or both. In the U.S., we have both qualified and supplemental (non-qualified) defined benefit and defined contribution plans, as well as other postretirement benefit plans consisting primarily of healthcare and life insurance for retirees. We recognize the overfunded or underfunded status of each of our defined benefit plans as an asset or liability on our consolidated balance sheet. The obligations are generally measured at the actuarial present value of all benefits attributable to employee service rendered, as provided by the applicable benefit formula. Our pension and other postretirement obligations may include assumptions such as expected employee turnover and participant mortality. For our pension plans, the obligation may also include assumptions as to future compensation levels. For our other postretirement benefit plans, the obligation may include assumptions as to the expected cost of providing the healthcare and life insurance benefits, as well as the extent to which those costs are shared with the employee or others (such as governmental programs). Plan assets are measured at fair value. Net periodic benefit costs are recognized, as required, into Cost of sales, Selling, informational and administrative expenses and Research and development expenses, as appropriate.

Amounts recorded for pension and postretirement benefit plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Legal and Environmental Contingencies
Legal and Environmental Contingencies

We and certain of our subsidiaries are subject to numerous contingencies arising in the ordinary course of business, such as patent litigation, product liability and other product-related litigation, commercial litigation, environmental claims and proceedings, government investigations and guarantees and indemnifications. We record accruals for these contingencies to the extent that we conclude that a loss is both probable and reasonably estimable. If some amount within a range of loss appears to be a better estimate than any other amount within the range, we accrue that amount. Alternatively, when no amount within a range of loss appears to be a better estimate than any other amount, we accrue the lowest amount in the range. We record anticipated recoveries under existing insurance contracts when recovery is assured.

Amounts recorded for contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Share-Based Payments
Share-Based Payments

Our compensation programs can include share-based payments. Generally, grants under share-based payment programs are accounted for at fair value and these fair values are generally amortized on a straight-line basis over the vesting terms into Cost of sales, Selling, informational and administrative expenses and Research and development expenses, as appropriate.

Amounts recorded for share-based compensation can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.